Performance Management - Calamos Growth and Income Portfolio	Apr. 09, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown. As always, please note that the Portfolio's past performance cannot predict how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Portfolio's past performance cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The S&P 500 Index is generally considered representative of the U.S. stock market. The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:	19.52% (6/30/20)	Lowest Quarterly Return:	-15.97% (3/31/20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	19.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.24
Performance Table Narrative

The following table shows how the Portfolio's average annual performance for the one-, five- and ten-year periods ended December 31, 2024 and since the Portfolio's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the Portfolio's inception, or since the nearest subsequent month end when comparative index data is available only for full monthly periods.

Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE 5/19/99 LIFE OF PORTFOLIO
Growth and Income Portfolio	21.08%	11.84%	10.06%	8.33%
S&P 500 Total Return Index[1]	25.02%	14.53%	13.10%	7.93%
ICE BofA All US Convertibles EX Mandatory Index[2]	10.73%	9.91%	9.57%	7.98%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.
2  The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.